Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Compensation Expense Recognized for Share-Based Awards Granted
Compensation expense recognized for share-based awards granted by
JO
YY and Huya was as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Share-based compensation expenses
- Related to JO YY’s Share-based Awards	10,465	5,833	1,996
- Related to Huya Share-based Awards	19,473	220,862	279,748
- Related to CEO’s Awards	10,170	—	—

Total	40,108	226,695	281,744

Schedule of Share Based Compensation Stock Options Activity
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2016	—	—	—	—

Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75	2,227

Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Cancelled	(262,503)	2.5500
As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Forfeited	(257,750)	2,5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Expected to vest at December 31, 2019	9,790,460	2.5500	7.88	150,773

Exercisable as of December 31, 2019	5,410,546	2.5383	7.77	83,386

Share Based Payment Award Stock Options Valuation Assumptions
Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	201 7		201 8
Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)	The expected term is the contract life of the option.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of Restricted Share Units Activity
The following table summarizes the activity of restricted share units for the years ended December 31, 2017, 2018 and 2019:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2017 and December 31, 2017	—	—
Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 201 8	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600
Outstanding, December 31, 2019	6,279,848	15.4350

Expected to vest at December 31, 2019	6,040,024	15.0623